Average Annual Total Returns (Vanguard High Dividend Yield Index Fund ETF)	Vanguard High Dividend Yield Index Fund Vanguard High Dividend Yield Index Fund - ETF Shares 11/1/2013 - 10/31/2014	Return After Taxes on Distributions Vanguard High Dividend Yield Index Fund Vanguard High Dividend Yield Index Fund - ETF Shares 11/1/2013 - 10/31/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard High Dividend Yield Index Fund Vanguard High Dividend Yield Index Fund - ETF Shares 11/1/2013 - 10/31/2014	Based on Market Value Vanguard High Dividend Yield Index Fund Vanguard High Dividend Yield Index Fund - ETF Shares 11/1/2013 - 10/31/2014	FTSE High Dividend Yield Index Vanguard High Dividend Yield Index Fund Vanguard High Dividend Yield Index Fund - ETF Shares 11/1/2013 - 10/31/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.47%	12.70%	8.21%	13.51%	13.58%
Five Years	16.01%	15.37%	12.93%	16.00%	16.13%
Since Inception	7.21%	6.65%	5.75%	7.21%	7.31%